Income from Discontinued Operations, Net - Cash flows provided by (used in) discontinued operations (Details) - Discontinued operations - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income from Discontinued Operations, Net
Net cash (used in) provided by operating activities	$ (170,212)	$ 791,780	$ 1,343,914
Net cash provided by investing activities	14,955	647,555	66,162,755
Net cash used in financing activities	(304,418)	(215,965)	(253,904)
Net cash flows	$ (459,675)	$ 1,223,370	$ 67,252,765